Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans
FISHER INVESTMENTS INSTITUTIONAL GROUP ESG STOCK FUND FOR RETIREMENT PLANS
Investment Objective

The Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans (the "Fund") seeks to outperform, net of fees and expenses, the return of the MSCI ACWI Investable Markets Index (the "Benchmark").

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

The Fund does not impose a charge on purchases or redemptions. However, if your retirement plan has an agreement with a financial intermediary, you may be charged a fee (which may be a commission) by that intermediary.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans Shares
Management Fees	none	[1]
Other Expenses	none	[2]
Acquired Fund Fees and Expenses	none	[3]
Total Annual Fund Operating Expenses	none
[1]	The Fund is available only to eligible retirement plans receiving the Adviser's managed account or other services. The Fund does not pay a management fee to the Adviser. Retirement plans, plan sponsors and/or plan participants pay a separate fee for the Adviser's services and also pay fees to record keepers and administrators. If paid from plan assets, these fees will reduce the net return to plan participants but are not reflected in net fund performance.
[2]	The Adviser pays all of the operating expenses of the Funds except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles).
[3]	Acquired Fund Fees and Expenses ("AFFE") are based on estimated amounts for the current fiscal year. AFFE are fees and expenses incurred by the Fund in connection with its investments in other investment companies.

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This Example does not include any fees paid at the account or plan level. This Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs could be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years
Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans | Fisher Investments Institutional Group ESG Stock Fund for Retirement Plans Shares | USD ($)	none	none

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. The Fund's turnover rate will be available after the Fund completes its first fiscal year.

Principal Investment Strategies

The Fund is available only to eligible retirement plans that have entered into an agreement with Fisher Asset Management, LLC (the "Adviser") to receive managed account services through the Adviser's Personalized Retirement Outcomes offering or other services provided by the Adviser. If you do not qualify to be an investor and an account was established for you despite the fact that you do not qualify, your account may be liquidated at the Adviser's discretion. If you are an individual, you may buy or sell shares only as permitted by your retirement plan. Please refer to your plan materials or contact your plan sponsor directly.

The Fund seeks to achieve its objective by investing primarily in a portfolio of global equity securities, including securities of emerging market companies. Under normal circumstances, the Fund invests at least 80% of its assets in common stocks that meet the Fund's environmental, social and governance ("ESG") guidelines at the time of investment. The Fund may also invest in appropriate issuers through depositary receipts including American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). The Fund's Benchmark covers approximately 9,000 securities across large-, mid-, and small-cap segments, and across style and sector segments in 45 developed and emerging markets. The Adviser expects that the Fund will be principally invested in large-, mid-, and small-cap stocks consistent with the Adviser's market outlook.

The Adviser utilizes a top-down investment process based on applying proprietary research tools to the Adviser's analysis of a wide range of economic, political, and sentiment drivers to formulate forecasts and develop portfolio themes. The Adviser attempts to exploit the structure of global markets and capitalize on style and sector cycles as they come into and out of favor. The buy and sell disciplines are determined by the outputs of the Adviser's top-down investment process.

The Adviser considers ESG factors throughout the investment and portfolio construction process. ESG factors are among the many drivers considered by the Adviser when developing country, sector and thematic preferences. Governmental influence on public companies, environmental regulation, social policy, market reforms impacting private property, labor, and human rights are among the ESG factors considered when determining country and sector/industry allocations and shaping an initial prospect list of portfolio positions. The Adviser performs fundamental research on prospective investments to identify securities with strategic attributes consistent with the firm's top-down views and with competitive advantages relative to their defined peer group. The fundamental research process involves reviewing and evaluating a range of ESG factors prior to purchasing a security, seeking to identify securities benefiting from ESG trends and avoid those with underappreciated risks. These factors include, but are not limited to, shareholder concentration, corporate stewardship, environmental opportunities and liabilities, and human or labor rights controversies.

Also, the Fund seeks to narrow the security selection universe by applying comprehensive and robust ESG screens without compromising the Adviser's broader market outlook and themes. The Adviser utilizes external third party ESG research and data which may include human environmental, and labor rights and controversy data. The Adviser uses this information to create business involvement screens to exclude companies with ties to categories such as, but not limited to, cluster munitions or landmines, or those that derive any revenue from nuclear or bio-chemical weapons. Additionally, the Adviser screens companies with significant revenue (generally 5% or greater, though the Adviser may determine in its discretion what it believes is significant depending upon the factor and the company) from adult entertainment, alcohol, weapons or firearms, gambling, genetic engineering and tobacco.

Once the Adviser determines portfolio weights for countries, sectors and industries, the Adviser applies a series of risk-factor screens based on the desired style characteristics (e.g., market capitalization and relative valuation) for each category requiring a weight. Securities passing these screens are then subjected to further quantitative analysis to eliminate companies with excessive risk profiles relative to their peer group, companies with excessive leverage or balance sheet risk, and securities lacking sufficient liquidity for investment.

The Adviser applies fundamental research to ascertain particular stocks within a given category expected to accomplish two goals:

•	Finding companies possessing strategic attributes (i.e., competitive and comparative advantages) consistent with higher level themes in the portfolio derived from economic, political and sentiment drivers.

•	Maximizing the likelihood of beating the selected category of stocks. By avoiding stocks likely to be extreme outliers versus the peer group, the Adviser believes it can reduce portfolio risk while adding value at the security selection level.

Based on this analysis, the Adviser selects securities for purchase. The Adviser attempts to manage risk by, among other things, analyzing prospective stocks to assess their correlation to the country and sector in order to maximize the possibility of leveraging top level themes and to identify unintended risk concentrations in the security selection process. The Adviser analyzes the components of portfolio performance from a country, sector and stock factors perspective to confirm that risk and return are derived from intended sources.

Principal Investment Risks

The value of any investment in the Fund will change with market conditions, and investors may lose money. The Fund is not appropriate for all investors and is not meant to be a complete investment program. Market conditions can cause securities to lose money rapidly and unpredictably.

Management Risk. The success of the Fund's investment strategy is highly dependent on the correctness of the Adviser's perception of the risks and opportunities in the markets. To the extent the Adviser's perceptions are incorrect (or a perception is correct, but the timing of the Fund's investment to take advantage of the perception is premature), the Fund could incur losses, which may be significant.

General Market Risk. General market risk is the risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than its cost when originally purchased or less than it was worth at an earlier time. General market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

Allocation Risk. The Adviser may allocate the Fund's assets in ways that will not perform as well as the general market.

Stock Risk. Because stocks are generally more volatile than fixed-income securities, the risk of losses is often higher for funds holding stocks than for those investing only in fixed-income securities. Stock risk includes the risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the equity securities held by the Fund and thus, the value of the Fund's shares over short or extended periods.

ESG Guidelines Risk. Because the Adviser's ESG criteria exclude securities of certain issuers, the Fund may forgo some market opportunities available to funds that do not follow the ESG mandate inherent in the strategy. Companies meeting the Fund's ESG guidelines may be out of favor in particular market cycles and perform less well than the market as a whole.

Small- and Mid-Cap Companies Risk. The Fund may invest a substantial portion of its assets in companies with modest capitalization, as well as start-up companies. While the Adviser believes that small and medium-sized companies, as well as start-up companies, can at times provide greater growth potential than larger, more mature companies, investing in the securities of these companies also involves greater risk, potential price volatility and cost. These companies often involve higher risks because they lack the management experience, financial resources, product diversification, markets, distribution channels and competitive strengths of larger companies. In addition, in many instances, the frequency and volume of their trading is substantially less than is typical of larger companies. Therefore, the securities of smaller companies as well as start-up companies may be subject to wider price fluctuations. Trading in securities of these companies tends to be more costly compared to larger companies. As a result, the Fund could incur a loss even if it sells such a security shortly after its acquisition. When making large sales, the Fund may have to sell portfolio holdings at discounts from quoted prices or may have to make a series of small sales over an extended period of time due to the trading volume of smaller company securities.

Large-Cap Companies Risk. Large-capitalization companies may be less able than smaller capitalization companies to adapt to changing market conditions. Large-capitalization companies may be more mature and subject to more limited growth potential compared with smaller capitalization companies. During different market cycles, the performance of large capitalization companies has trailed the overall performance of the broader securities markets.

Foreign Investing Risk. The Fund may purchase foreign securities (either directly or through ADRs or GDRs). These securities may involve additional risks, including the possibility that certain events, such as political, economic or social instability in the foreign country in which a security is issued might significantly lower its valuation. Foreign issuers are not subject to the same reporting and regulatory requirements found in the United States.

Depositary Receipt Risk. ADRs and GDRs are receipts, issued by depository banks in the United States or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs or GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs or GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs or GDRs are not listed on an exchange and therefore may be illiquid.

Emerging Market Risk. The risks of investing in foreign countries are typically increased in less developed countries (often referred to as "emerging market countries"). Emerging market countries may have less developed markets and legal and regulatory systems and may be more susceptible to economic and political instability than more developed countries. Investments in emerging market countries may be considered speculative.

Currency Risk. If the Fund invests in securities that trade in, or have exposure to, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund's exposure to foreign currency-denominated securities may reduce the Fund's return.

New Fund Risk. There can be no assurance that the Fund will grow to an economically viable size, in which case the Fund may cease operations. In such an event, your interest in the Fund may be liquidated at an inopportune time.

Cybersecurity Risk. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance

Performance information will be available after the Fund completes a full calendar year of operations.

For important information about portfolio management, buying and selling fund shares, tax information, and payments to broker-dealers and other financial intermediaries, please see "Additional Summary Information" beginning on page 18.